Concentrations of credit risk (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Cash	$ 2,788,070	$ 1,493,071
Cash, uninsured amount	2,563,066	1,266,481
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Accounts receivable	$ 617,587	$ 1,016,280